Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 12. Revenue

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the majority of the Company’s revenues are recognized over time as services are performed. The Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer.

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Nine Months Ended September 30,
	2025	2024
Customer locations
United States	$5,464	$6,458
Rest of the world	315	183
Total revenue	$5,779	$6,641

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands):

	Nine month ended September 30,
	2025	2024
Service type
AI Solutions (Products and Services)	$5,656	$6,641
AI education services	$123	-
Total revenue	$5,779	$6,641

Service Type

During the nine months ended September 30, 2025, and 2024, the Company had one significant service type, AI Solutions (products and services). For the nine months ended September 30, 2025, and 2024, there was $5,656 thousand and $6,641 thousand of AI Solutions (products and services) revenue. The company had insignificant revenue from AI Solutions – Products for the nine months ended September 30, 2025, and 2024, respectively. The revenue recognised for AI education services was $123 thousand and Nil during the nine months ended September 30, 2025, and 2024, respectively.

Deferred Revenue

During the nine months ended September 30, 2025, the Company recognized revenue of $53.7 thousand from the deferred revenue balance as of December 31, 2024. During the nine months ended September 30, 2024, the Company recognized revenue of $20.6 thousand from the deferred revenue balance as of December 31, 2023.

Contract Costs

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. Management expects that commission fees paid to sales representatives as a result of obtaining service contracts and contract renewals, are recoverable and therefore the Company’s unaudited condensed consolidated interim balance sheets included capitalized balances in the amount of $20.9 thousand and $21.9 thousand as of September 30, 2025 and December 31, 2024 which represents the current portion and is included within prepaid expenses and other current assets, respectively and Nil and $5 thousand, as of September 30, 2025 and December 31, 2024, respectively, which are included within other assets. Capitalized commission fees are amortized on a straight-line basis over the average period of service contracts of approximately two years and are included in selling and marketing in the accompanying unaudited condensed consolidated interim statements of operations and comprehensive loss. Amortization recognized during the nine months ended September 30, 2025, and 2024 was $22.82 and $27.4 thousand, respectively.

Transaction price allocated to remaining performance obligations

The Company elected to apply the practical expedient for the right to invoice and does not disclose performance obligations that have original expected durations of one year or less.

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract asset	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2023	$22	$21	$80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(6)	(54)	(66)
Ending balance as of September 30, 2025	$21	-	$47

Note 15. Revenue

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the majority of the Company’s revenues are recognized over time as services are performed. The Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer.

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Year ended December 31,
	2024	2023
Customer locations
United States	$8,544	$7,165
Rest of the world	267	273
Total revenue	$8,811	$7,438

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands):

	Year ended December 31,
	2024		2023
Service type
AI Solutions (Products and Services)	$8,811	(1)	$7,438	(1)
Total revenue	$8,811		$7,438

(1)	The revenue from the AI Solutions - Products is insignificant during the year ended December 31, 2024 and 2023.

Service Type

During the year ended December 31, 2024 and 2023, the Company had one significant service type, AI Solutions (products and services). For the year ended December 31, 2024 and 2023, there were $8,811 thousand and $7,438 thousand of AI Solutions (products and services) revenue during the year ended December 31, 2024 and 2023, respectively. The revenue recognised for AI education services were Nil during the year ended December 31, 2024 and 2023.

Deferred Revenue

During the year ended December 31, 2024, the Company recognized revenue of $20.6 thousand from the deferred revenue balance as of December 31, 2023. During the year ended December 31, 2023, the Company recognized revenue of $192.3 thousand from the deferred revenue balance as of December 31, 2022.

Contract Costs

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. Management expects that commission fees paid to sales representatives as a result of obtaining service contracts and contract renewals, are recoverable and therefore the Company’s consolidated balance sheets included capitalized balances in the amount of $21.9 thousand and $20.6 thousand as of December 31, 2024 and December 31, 2023 which represents the current portion and is included within prepaid expenses and other current assets, respectively and $5 thousand and $1.6 thousand, as of December 31, 2024 and December 31, 2023, respectively, which are included within other assets. Capitalized commission fees are amortized on a straight-line basis over the average period of service contracts of approximately two years and are included in selling and marketing in the accompanying consolidated statements of operations and comprehensive loss. Amortization recognized during the year ended December 31, 2024, and 2023 was $36.2 and $46.2 thousand, respectively.

Transaction price allocated to remaining performance obligations

The Company elected to apply the practical expedient for the right to invoice and does not disclose performance obligations that have original expected durations of one year or less.

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract asset	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2022	36	192	90
Increase/(decrease), net	(14)	(171)	(10)
Ending balance as of December 31, 2023	22	21	80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113